Liability for Employee Rights upon Retirement	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Liability for Employee Rights upon Retirement

NOTE 8 - LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli law generally requires the payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The severance pay liability of the Company and its Israeli subsidiaries to their Israeli employees, based upon the number of years of service and the latest monthly salary, is partly covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. Under labor agreements, these deposits and insurance policies are in the employees’ names and, subject to certain limitations, are the property of the employees.

The severance pay liability covered by the pension funds is not reflected in the financial statements as the severance pay risks have been irrevocably transferred to the pension funds.

The liability for employee rights upon retirement covers the severance pay liability of the Company and its Israeli and Japanese subsidiaries in accordance with labor agreements in force and based on salary components which, in the opinion of management, create entitlement to severance pay. The Company records the obligation as if it were payable at each balance sheet date on an undiscounted basis.

The Company and its Israeli subsidiaries may only make withdrawals from the severance pay funds for the purpose of paying severance pay. Most of the Company’s non-Israeli subsidiaries provide defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specific percentages of pay.

Severance pay expenses were $1,257,000, $1,748,000 and $2,663,000 in the years ended December 31, 2014, 2013 and 2012, respectively. Defined contribution plan expenses were $5,030,000, $3,747,000 and $3,572,000 in the years ended December 31, 2014, 2013 and 2012, respectively. The Company expects contribution plan expenses in 2015 to total approximately $5,400,000.

Upon reaching normal retirement age, the Company’s employees are entitled to amounts based on the number of service years that will have accumulated upon their retirement dates and their last salary rates. The Company accrues for such payments regularly and does not expect to record additional expenses when paying such amounts to employees who reach normal retirement age.